UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                  Turner Funds
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        Turner Investment Partners, Inc.
                          1205 Westlakes Dr., Suite 100
                              Berwyn, PA 19312-2414
                     (Name and address of agent for service)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND (FORMERLY TURNER DISCIPLINED LARGE CAP GROWTH FUND) December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--100.1%

----------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL SERVICES--1.7%
----------------------------------------------------------------
Paychex                                  31,480   $     1,073
                                                  ------------
Total Accounting/Tax
Preparation/Bookkeeping/Payroll Services                1,073
                                                  ------------

----------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--1.0%
----------------------------------------------------------------
Medco Health Solutions*                  15,660           651
                                                  ------------
Total Agencies & Other Insurance Related
Activities                                                651
                                                  ------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--1.3%
----------------------------------------------------------------
Caterpillar                               8,950           873
                                                  ------------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                   873
                                                  ------------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--4.0%
----------------------------------------------------------------
PepsiCo                                  49,900         2,605
                                                  ------------
Total Beverage Manufacturing                            2,605
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--6.6%
----------------------------------------------------------------
Cisco Systems*                          182,770         3,527
Research In Motion*                       9,450           779
                                                  ------------
Total Communications Equipment Manufacturing            4,306
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--7.8%
----------------------------------------------------------------
Apple Computer*                          12,110           780
Dell*                                    62,740         2,644
EMC*                                    111,580         1,659
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                           5,083
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.3%
----------------------------------------------------------------
Sun Microsystems*                       274,660         1,478
                                                  ------------
Total Computer Systems Design & Related Services        1,478
                                                  ------------

----------------------------------------------------------------
COURIERS--1.8%
----------------------------------------------------------------
United Parcel Service, Cl B              14,050         1,201
                                                  ------------
Total Couriers                                          1,201
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.2%
----------------------------------------------------------------
Bank of America                          30,030   $     1,411
                                                  ------------
Total Depository Credit Intermediation                  1,411
                                                  ------------

----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--3.4%
----------------------------------------------------------------
General Electric                         60,680         2,215
                                                  ------------
Total Electrical Equipment Manufacturing                2,215
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.7%
----------------------------------------------------------------
eBay*                                    15,250         1,773
                                                  ------------
Total Electronic Shopping & Mail-Order Houses           1,773
                                                  ------------

----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.3%
----------------------------------------------------------------
Best Buy                                 14,300           850
                                                  ------------
Total Electronics & Appliance Stores                      850
                                                  ------------

----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.4%
----------------------------------------------------------------
Archer-Daniels-Midland                   41,960           936
                                                  ------------
Total Grain & Oilseed Milling                             936
                                                  ------------

----------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.8%
----------------------------------------------------------------
Sysco                                    12,800           489
                                                  ------------
Total Grocery & Related Product Wholesalers               489
                                                  ------------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
----------------------------------------------------------------
Kla-Tencor*                              12,480           581
                                                  ------------
Total Industrial Machinery Manufacturing                  581
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--5.5%
----------------------------------------------------------------
Google, Cl A*                             5,030           971
Juniper Networks*                        38,490         1,047
Yahoo!*                                  41,130         1,550
                                                  ------------
Total Information Services                              3,568
                                                  ------------

----------------------------------------------------------------
INSURANCE CARRIERS--3.8%
----------------------------------------------------------------
Aetna                                     7,520           938
WellPoint*                               13,340         1,534
                                                  ------------
Total Insurance Carriers                                2,472
                                                  ------------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.6%
----------------------------------------------------------------
Starbucks*                               13,780           859

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND (FORMERLY TURNER DISCIPLINED LARGE CAP GROWTH FUND) December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES (CONTINUED)
----------------------------------------------------------------
Yum! Brands                              17,900   $       845
                                                  ------------
Total Limited-Service Eating Places                     1,704
                                                  ------------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--4.4%
----------------------------------------------------------------
St. Jude Medical*                        33,180         1,391
Zimmer Holdings*                         18,610         1,491
                                                  ------------
Total Medical Equipment & Supplies Manufacturing        2,882
                                                  ------------

----------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.3%
----------------------------------------------------------------
News Corp, Cl B*                         44,400           852
                                                  ------------
Total Motion Picture & Video Industries                   852
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--0.9%
----------------------------------------------------------------
Danaher                                   9,890           568
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                 568
                                                  ------------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.0%
----------------------------------------------------------------
American Express                         35,110         1,979
                                                  ------------
Total Nondepository Credit Intermediation               1,979
                                                  ------------

----------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--0.7%
----------------------------------------------------------------
Cia Vale do Rio Doce ADR*                15,940           462
                                                  ------------
Total Nonmetallic Mineral Mining & Quarrying              462
                                                  ------------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--2.1%
----------------------------------------------------------------
Caremark Rx*                             34,430         1,357
                                                  ------------
Total Offices of Physicians                             1,357
                                                  ------------

----------------------------------------------------------------
OIL & GAS EXTRACTION--0.8%
----------------------------------------------------------------
Apache                                   10,500           531
                                                  ------------
Total Oil & Gas Extraction                                531
                                                  ------------

----------------------------------------------------------------
OTHER FOOD MANUFACTURING--1.1%
----------------------------------------------------------------
Kraft Foods, Cl A #                      19,140           682
                                                  ------------
Total Other Food Manufacturing                            682
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.2%
----------------------------------------------------------------
Coach*                                   13,730   $       774
                                                  ------------
Total Other Leather & Allied Product Manufacturing        774
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.7%
----------------------------------------------------------------
International Game Technology            32,170         1,106
                                                  ------------
Total Other Miscellaneous Manufacturing                 1,106
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--11.6%
----------------------------------------------------------------
Amgen*                                   22,320         1,432
Gilead Sciences*                         42,850         1,499
Johnson & Johnson                        59,790         3,792
Sanofi-Aventis ADR                       21,020           842
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing           7,565
                                                  ------------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.9%
----------------------------------------------------------------
Biogen Idec*                             18,160         1,210
                                                  ------------
Total Scientific R&D Services                           1,210
                                                  ------------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--4.1%
----------------------------------------------------------------
Charles Schwab                           83,650         1,000
Goldman Sachs Group                      15,730         1,637
                                                  ------------
Total Security & Commodity Contracts
Intermediation & Brokerage                              2,637
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--8.2%
----------------------------------------------------------------
Applied Materials*                       40,840           698
Marvell Technology Group*                17,810           632
Texas Instruments                        67,390         1,659
Tyco International                       30,370         1,085
Xilinx #                                 43,190         1,281
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                           5,355
                                                  ------------

----------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--4.0%
----------------------------------------------------------------
Procter & Gamble                         46,870         2,582
                                                  ------------
Total Soap, Cleaners & Toilet Preparation
Manufacturing                                           2,582
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND (FORMERLY TURNER DISCIPLINED LARGE CAP GROWTH FUND) December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TELECOMMUNICATIONS--1.0%
----------------------------------------------------------------
America Movil ADR, Ser L*                11,980   $       627
                                                  ------------
Total Telecommunications                                  627
                                                  ------------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--1.0%
----------------------------------------------------------------
Marriott International, Cl A             10,500           661
                                                  ------------
Total Traveler Accommodation                              661
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK                                ------------
  (COST $52,951)                                       65,099
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--1.6%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                     1,059,700         1,060
                                                  ------------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $1,060)                                         1,060
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENT--0.3%
----------------------------------------------------------------
BlackRock TempCash Fund,
Institutional Shares                    210,872           211
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             ------------
  (COST $211)                                             211
----------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
  (COST $54,222)                                       66,370
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(2.0)%               (1,308)
                                                  ------------

NET ASSETS--100.0%                                 $    65,062
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $1,017,177.
ADR-- American depositary receipt
Cl -- Class
Ser -- Series
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $54,442 and the unrealized appreciation and depreciation were $12,236 and $(308), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
(FORMERLY TURNER LARGE CAP GROWTH OPPORTUNITIES FUND)
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.1%

----------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL SERVICES--1.6%
----------------------------------------------------------------
Paychex                                   3,330   $       113
                                                  ------------
Total Accounting/Tax
Preparation/Bookkeeping/Payroll Services                  113
                                                  ------------

----------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
----------------------------------------------------------------
Omnicom Group                             1,000            84
                                                  ------------
Total Advertising & Related Services                       84
                                                  ------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--1.6%
----------------------------------------------------------------
Caterpillar                               1,140           111
                                                  ------------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                   111
                                                  ------------

----------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--1.4%
----------------------------------------------------------------
Harman International Industries             770            98
                                                  ------------
Total Audio & Video Equipment Manufacturing                98
                                                  ------------

----------------------------------------------------------------
CLOTHING STORES--1.8%
----------------------------------------------------------------
Chico's FAS*                              2,720           124
                                                  ------------
Total Clothing Stores                                     124
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--4.5%
----------------------------------------------------------------
Cisco Systems*                           11,920           230
Research In Motion*                       1,050            87
                                                  ------------
Total Communications Equipment Manufacturing              317
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--6.7%
----------------------------------------------------------------
Apple Computer*                           1,530            99
Dell*                                     4,610           194
EMC*                                     11,970           178
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                             471
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.8%
----------------------------------------------------------------
Checkfree* #                              2,670           102
Cognizant Technology Solutions, Cl
A*                                        2,200            93

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES (CONTINUED)
----------------------------------------------------------------
Sun Microsystems*                        26,500   $       142
                                                  ------------
Total Computer Systems Design & Related Services          337
                                                  ------------

----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.7%
----------------------------------------------------------------
General Electric                          9,130           333
                                                  ------------
Total Electrical Equipment Manufacturing                  333
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.2%
----------------------------------------------------------------
eBay*                                     1,330           155
                                                  ------------
Total Electronic Shopping & Mail-Order Houses             155
                                                  ------------

----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.6%
----------------------------------------------------------------
Best Buy                                  1,510            90
CDW                                       1,350            89
                                                  ------------
Total Electronics & Appliance Stores                      179
                                                  ------------

----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.6%
----------------------------------------------------------------
Archer-Daniels-Midland                    4,930           110
                                                  ------------
Total Grain & Oilseed Milling                             110
                                                  ------------

----------------------------------------------------------------
HOME FURNISHINGS STORES--1.1%
----------------------------------------------------------------
Williams-Sonoma*                          2,240            78
                                                  ------------
Total Home Furnishings Stores                              78
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--5.7%
----------------------------------------------------------------
Google, Cl A*                               790           153
Juniper Networks*                         4,160           113
Yahoo!*                                   3,530           133
                                                  ------------
Total Information Services                                399
                                                  ------------

----------------------------------------------------------------
INSURANCE CARRIERS--1.2%
----------------------------------------------------------------
WellPoint*                                  740            85
                                                  ------------
Total Insurance Carriers                                   85
                                                  ------------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.3%
----------------------------------------------------------------
Starbucks*                                  890            56
Yum! Brands                               2,230           105
                                                  ------------
Total Limited-Service Eating Places                       161
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
(FORMERLY TURNER LARGE CAP GROWTH OPPORTUNITIES FUND)
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--4.4%
----------------------------------------------------------------
C.R. Bard                                 1,220   $        78
St. Jude Medical*                         2,700           113
Zimmer Holdings*                          1,430           115
                                                  ------------
Total Medical Equipment & Supplies Manufacturing          306
                                                  ------------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.4%
----------------------------------------------------------------
Transocean*                               2,390           101
                                                  ------------
Total Mining Support Activities                           101
                                                  ------------

----------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.2%
----------------------------------------------------------------
News Corp, Cl B*                          4,270            82
                                                  ------------
Total Motion Picture & Video Industries                    82
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--3.4%
----------------------------------------------------------------
Danaher                                   1,360            78
Fisher Scientific International*          1,380            86
Waters*                                   1,630            76
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                 240
                                                  ------------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.5%
----------------------------------------------------------------
American Express                          1,910           108
                                                  ------------
Total Nondepository Credit Intermediation                 108
                                                  ------------

----------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--1.1%
----------------------------------------------------------------
Cia Vale do Rio Doce ADR*                 2,750            80
                                                  ------------
Total Nonmetallic Mineral Mining & Quarrying               80
                                                  ------------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--1.8%
----------------------------------------------------------------
Caremark Rx*                              3,120           123
                                                  ------------
Total Offices of Physicians                               123
                                                  ------------

----------------------------------------------------------------
OIL & GAS EXTRACTION--1.6%
----------------------------------------------------------------
Apache                                    2,180           110
                                                  ------------
Total Oil & Gas Extraction                                110
                                                  ------------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.1%
----------------------------------------------------------------
T. Rowe Price Group                       1,300            81
                                                  ------------
Total Other Financial Investment Activities                81
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.3%
----------------------------------------------------------------
Rockwell Automation                       1,890   $        94
                                                  ------------
Total Other General Purpose Machinery
Manufacturing                                              94
                                                  ------------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.6%
----------------------------------------------------------------
Coach*                                    1,990           112
                                                  ------------
Total Other Leather & Allied Product Manufacturing        112
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.2%
----------------------------------------------------------------
International Game Technology             2,470            85
                                                  ------------
Total Other Miscellaneous Manufacturing                    85
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.8%
----------------------------------------------------------------
Amgen*                                    1,100            71
Gilead Sciences*                          3,610           126
Sanofi-Aventis ADR                        1,730            69
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing             266
                                                  ------------

----------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES--1.1%
----------------------------------------------------------------
Alliance Data Systems*                    1,610            76
                                                  ------------
Total Professional, Scientific & Technical
Services                                                   76
                                                  ------------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.4%
----------------------------------------------------------------
Biogen Idec*                              1,720           115
Monsanto                                  2,200           122
                                                  ------------
Total Scientific R&D Services                             237
                                                  ------------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--4.1%
----------------------------------------------------------------
Ameritrade Holding*                       5,900            84
Charles Schwab                            7,910            95
Goldman Sachs Group                       1,040           108
                                                  ------------
Total Security & Commodity Contracts
Intermediation & Brokerage                                287
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--13.4%
----------------------------------------------------------------
Advanced Micro Devices*                   4,520            99
Applied Materials*                        7,450           127
ASML Holding, NY Shares*                  6,830           109
Marvell Technology Group*                 3,030           107
Sanmina-SCI*                             11,330            96
Texas Instruments                         6,850           169

SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
(FORMERLY TURNER LARGE CAP GROWTH OPPORTUNITIES FUND)
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING
(CONTINUED)
----------------------------------------------------------------
Tyco International                        3,180   $       114
Xilinx                                    4,100           122
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                             943
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--2.5%
----------------------------------------------------------------
Microsoft                                 2,560            68
VeriSign*                                 3,100           104
                                                  ------------
Total Software Publishers                                 172
                                                  ------------

----------------------------------------------------------------
SOUND RECORDING INDUSTRIES--0.9%
----------------------------------------------------------------
DreamWorks Animation SKG, Cl A*           1,710            64
                                                  ------------
Total Sound Recording Industries                           64
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--1.3%
----------------------------------------------------------------
America Movil ADR, Ser L*                 1,790            94
                                                  ------------
Total Telecommunications                                   94
                                                  ------------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--2.0%
----------------------------------------------------------------
MGM Mirage*                               1,900           138
                                                  ------------
Total Traveler Accommodation                              138
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK                                ------------
  (COST $5,898)                                         6,954
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--0.4%**
Boston Global Investment Trust--
Quality Portfolio                        28,000            28
                                                  ------------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $28)                                               28
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENT--1.0%
BlackRock TempCash Fund,
Institutional Shares                     72,553            73
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             ------------
  (COST $73)                                               73
----------------------------------------------------------------

                                                       Value
                                                       (000)
----------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
  (COST $5,999)                                    $    7,055
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(0.5)%                 (37)
                                                  ------------

NET ASSETS--100.0%                                 $    7,018
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of the security on loan at December 31, 2004, was $26,656.
ADR-- American depositary receipt
Cl -- Class
Ser -- Series
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $6,006 and the unrealized appreciation and depreciation were $1,088 and $(39), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--100.0%
----------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.6%
----------------------------------------------------------------
Medco Health Solutions*                 138,970   $     5,781
                                                  ------------
Total Agencies & Other Insurance Related
Activities                                              5,781
                                                  ------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--0.9%
----------------------------------------------------------------
Grant Prideco*                          221,130         4,433
Smith International*                     91,670         4,988
                                                  ------------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                 9,421
                                                  ------------

----------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--0.6%
----------------------------------------------------------------
Harman International Industries          51,040         6,482
                                                  ------------
Total Audio & Video Equipment Manufacturing             6,482
                                                  ------------

----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.6%
----------------------------------------------------------------
Ashland                                 102,140         5,963
                                                  ------------
Total Basic Chemical Manufacturing                      5,963
                                                  ------------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--0.5%
----------------------------------------------------------------
Constellation Brands, Cl A*             105,440         4,904
                                                  ------------
Total Beverage Manufacturing                            4,904
                                                  ------------

----------------------------------------------------------------
CLOTHING STORES--2.4%
----------------------------------------------------------------
American Eagle Outfitters               112,240         5,287
Chico's FAS* #                          258,340        11,762
Urban Outfitters* #                     162,520         7,216
                                                  ------------
Total Clothing Stores                                  24,265
                                                  ------------

----------------------------------------------------------------
COAL MINING--0.4%
----------------------------------------------------------------
Peabody Energy                           50,000         4,045
                                                  ------------
Total Coal Mining                                       4,045
                                                  ------------

----------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY MACHINERY MANUFACTURING--1.1%
----------------------------------------------------------------
Bausch & Lomb                           165,210        10,649
                                                  ------------
Total Commercial & Service Industry Machinery
Manufacturing                                          10,649
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--1.3%
----------------------------------------------------------------
Comverse Technology*                    514,590   $    12,582
                                                  ------------
Total Commercial/Industrial Equipment Rental &
Leasing                                                12,582
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.1%
----------------------------------------------------------------
Polycom*                                579,600        13,516
Western Wireless, Cl A*                 246,490         7,222
                                                  ------------
Total Communications Equipment Manufacturing           20,738
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.7%
----------------------------------------------------------------
Apple Computer*                         261,330        16,830
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                          16,830
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.8%
----------------------------------------------------------------
Avid Technology* #                      149,990         9,262
Checkfree* #                            279,120        10,629
Cognizant Technology Solutions, Cl
A*                                      198,610         8,407
                                                  ------------
Total Computer Systems Design & Related Services       28,298
                                                  ------------

----------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--1.0%
----------------------------------------------------------------
Pentair                                 222,110         9,675
                                                  ------------
Total Cutlery & Handtool Manufacturing                  9,675
                                                  ------------

----------------------------------------------------------------
DATA PROCESSING SERVICES--1.8%
----------------------------------------------------------------
ChoicePoint*                            152,230         7,001
Fiserv*                                 101,950         4,097
Global Payments                         125,470         7,345
                                                  ------------
Total Data Processing Services                         18,443
                                                  ------------

----------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.6%
----------------------------------------------------------------
Teekay Shipping #                       151,020         6,359
                                                  ------------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                          6,359
                                                  ------------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.0%
----------------------------------------------------------------
City National                            79,800         5,638
Northern Trust                          121,811         5,918
Silicon Valley Bancshares* #            118,040         5,290
Sovereign Bancorp                       274,550         6,191

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION (CONTINUED)
----------------------------------------------------------------
UCBH Holdings                           159,250   $     7,297
                                                  ------------
Total Depository Credit Intermediation                 30,334
                                                  ------------

----------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.5%
----------------------------------------------------------------
American Tower, Cl A*                   287,820         5,296
                                                  ------------
Total Electrical Goods Wholesale                        5,296
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.2%
----------------------------------------------------------------
Ariba*                                  428,532         7,114
Overstock.com* #                         76,550         5,282
                                                  ------------
Total Electronic Shopping & Mail-Order Houses          12,396
                                                  ------------

----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.7%
----------------------------------------------------------------
CDW #                                   143,570         9,526
RadioShack                              226,880         7,460
                                                  ------------
Total Electronics & Appliance Stores                   16,986
                                                  ------------

----------------------------------------------------------------
EMPLOYMENT SERVICES--1.0%
----------------------------------------------------------------
Robert Half International               345,710        10,174
                                                  ------------
Total Employment Services                              10,174
                                                  ------------

----------------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.7%
----------------------------------------------------------------
Expeditors International Washington#    130,920         7,316
                                                  ------------
Total Freight Transportation Arrangement                7,316
                                                  ------------

----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.5%
----------------------------------------------------------------
PF Chang's China Bistro* #               88,540         4,989
                                                  ------------
Total Full-Service Restaurants                          4,989
                                                  ------------

----------------------------------------------------------------
GROCERY STORES--0.5%
----------------------------------------------------------------
Whole Foods Market #                     53,640         5,115
                                                  ------------
Total Grocery Stores                                    5,115
                                                  ------------

----------------------------------------------------------------
HOME FURNISHINGS STORES--2.3%
----------------------------------------------------------------
Bed Bath & Beyond*                      310,070        12,350
Williams-Sonoma*                        292,610        10,253
                                                  ------------
Total Home Furnishings Stores                          22,603
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT MANUFACTURING--0.7%
----------------------------------------------------------------
American Standard*                      164,870   $     6,812
                                                  ------------
Total HVAC & Commercial Refrigeration Equipment
Manufacturing                                           6,812
                                                  ------------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.5%
----------------------------------------------------------------
Kla-Tencor*                             238,320        11,101
Lam Research*                           479,295        13,856
                                                  ------------
Total Industrial Machinery Manufacturing               24,957
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--3.7%
----------------------------------------------------------------
Ask Jeeves*                             276,910         7,407
CNET Networks*                          712,490         8,001
Juniper Networks* #                     783,096        21,293
                                                  ------------
Total Information Services                             36,701
                                                  ------------

----------------------------------------------------------------
INSURANCE CARRIERS--2.9%
----------------------------------------------------------------
Amerigroup*                              67,320         5,093
Pacificare Health Systems* #            150,030         8,480
WellPoint*                              129,910        14,940
                                                  ------------
Total Insurance Carriers                               28,513
                                                  ------------

----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.5%
----------------------------------------------------------------
Cogent*                                 154,521         5,099
                                                  ------------
Total Investigation & Security Services                 5,099
                                                  ------------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.4%
----------------------------------------------------------------
Yum! Brands                             303,700        14,329
                                                  ------------
Total Limited-Service Eating Places                    14,329
                                                  ------------

----------------------------------------------------------------
LUMBER & OTHER CONSTRUCTION MATERIALS WHOLESALE--0.6%
----------------------------------------------------------------
Yellow Roadway*                          98,730         5,500
                                                  ------------
Total Lumber & Other Construction Materials
Wholesale                                               5,500
                                                  ------------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.2%
----------------------------------------------------------------
Monster Worldwide*                      371,045        12,482
                                                  ------------
Total Management, Scientific & Technical
Consulting Services                                    12,482
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.7%
----------------------------------------------------------------
Laboratory Corp. of America
Holdings*                               143,310   $     7,140
                                                  ------------
Total Medical & Diagnostic Laboratories                 7,140
                                                  ------------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--4.2%
----------------------------------------------------------------
Biomet                                  223,244         9,686
C.R. Bard                               222,270        14,221
Cooper #                                105,770         7,466
Inamed*                                 174,335        11,027
                                                  ------------
Total Medical Equipment & Supplies Manufacturing       42,400
                                                  ------------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.5%
----------------------------------------------------------------
BJ Services*                            107,360         4,997
Transocean*                             226,520         9,602
                                                  ------------
Total Mining Support Activities                        14,599
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--3.1%
----------------------------------------------------------------
Fisher Scientific International*        224,070        13,978
Roper Industries                        132,620         8,059
Waters*                                 190,040         8,892
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                              30,929
                                                  ------------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.6%
----------------------------------------------------------------
Doral Financial #                       123,310         6,073
                                                  ------------
Total Nondepository Credit Intermediation               6,073
                                                  ------------

----------------------------------------------------------------
NURSING CARE FACILITIES--0.5%
----------------------------------------------------------------
Manor Care                              150,920         5,347
                                                  ------------
Total Nursing Care Facilities                           5,347
                                                  ------------

----------------------------------------------------------------
OIL & GAS EXTRACTION--1.9%
----------------------------------------------------------------
Range Resources                         327,600         6,703
Ultra Petroleum*                         95,060         4,575
XTO Energy                              213,920         7,568
                                                  ------------
Total Oil & Gas Extraction                             18,846
                                                  ------------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.6%
----------------------------------------------------------------
Affiliated Managers Group* #            136,920         9,275
SEI Investments #                       101,450         4,254

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES (CONTINUED)
----------------------------------------------------------------
T. Rowe Price Group #                   205,420   $    12,777
                                                  ------------
Total Other Financial Investment Activities            26,306
                                                  ------------

----------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.7%
----------------------------------------------------------------
McCormick                               175,870         6,789
                                                  ------------
Total Other Food Manufacturing                          6,789
                                                  ------------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.7%
----------------------------------------------------------------
Eaton                                    71,070         5,142
Rockwell Automation                     238,000        11,793
                                                  ------------
Total Other General Purpose Machinery
Manufacturing                                          16,935
                                                  ------------

----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.6%
----------------------------------------------------------------
Host Marriott*                          343,460         5,942
                                                  ------------
Total Other Investment Pools & Funds                    5,942
                                                  ------------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.0%
----------------------------------------------------------------
Coach*                                  345,430        19,482
                                                  ------------
Total Other Leather & Allied Product Manufacturing     19,482
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.3%
----------------------------------------------------------------
Scientific Games, Cl A*                 258,810         6,170
WMS Industries* #                       214,150         7,183
                                                  ------------
Total Other Miscellaneous Manufacturing                13,353
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.4%
----------------------------------------------------------------
Dade Behring Holdings*                   93,200         5,219
Elan ADR*                               176,200         4,801
Eyetech Pharmaceuticals* #              112,913         5,137
Genzyme*                                195,950        11,379
Medimmune*                              182,440         4,946
MGI Pharma*                             275,530         7,718
Neurocrine Biosciences* #               166,787         8,223
Sepracor*                               101,590         6,031
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing          53,454
                                                  ------------

----------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.8%
----------------------------------------------------------------
Allegheny Technologies                  347,240         7,525
                                                  ------------
Total Primary Metal Manufacturing                       7,525
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY WHOLESALE--0.7%
----------------------------------------------------------------
Patterson* #                            172,400   $     7,480
                                                  ------------
Total Professional & Commercial Equipment &
Supply Wholesale                                        7,480
                                                  ------------

----------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES--0.9%
----------------------------------------------------------------
Alliance Data Systems*                  181,500         8,618
                                                  ------------
Total Professional, Scientific & Technical
Services                                                8,618
                                                  ------------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.4%
----------------------------------------------------------------
Sirius Satellite Radio* #               567,300         4,340
                                                  ------------
Total Radio & Television Broadcasting                   4,340
                                                  ------------

----------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL & SYNTHETIC FIBERS
MANUFACTURING--1.2%
----------------------------------------------------------------
Eastman Chemical                         81,460         4,703
Lyondell Chemical                       239,450         6,925
                                                  ------------
Total Resin, Synthetic Rubber, Artificial &
Synthetic Fibers Manufacturing                         11,628
                                                  ------------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.1%
----------------------------------------------------------------
Southwest Airlines                      682,950        11,118
                                                  ------------
Total Scheduled Air Transportation                     11,118
                                                  ------------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.6%
----------------------------------------------------------------
Medicines*                              194,890         5,613
                                                  ------------
Total Scientific R&D Services                           5,613
                                                  ------------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--2.2%
----------------------------------------------------------------
Ameritrade Holding*                     392,070         5,575
Bear Stearns                             43,700         4,471
E*Trade Financial*                      822,430        12,295
                                                  ------------
Total Security & Commodity Contracts
Intermediation & Brokerage                             22,341
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--6.1%
----------------------------------------------------------------
Advanced Micro Devices* #               477,530        10,515
Benchmark Electronics*                  164,980         5,626
Cymer*                                  278,810         8,236
Marvell Technology Group*               343,190        12,173

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING
(CONTINUED)
----------------------------------------------------------------
PMC - Sierra*                         1,181,804   $    13,296
Sanmina-SCI*                          1,321,517        11,193
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                          61,039
                                                  ------------

----------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--0.7%
----------------------------------------------------------------
Clorox                                  118,090         6,959
                                                  ------------
Total Soap, Cleaners & Toilet Preparation
Manufacturing                                           6,959
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--6.4%
----------------------------------------------------------------
Citrix Systems*                         295,620         7,252
F5 Networks* #                          239,287        11,658
Macromedia*                             247,110         7,690
McAfee*                                 353,850        10,237
TIBCO Software* #                       861,131        11,487
VeriSign*                               458,970        15,385
                                                  ------------
Total Software Publishers                              63,709
                                                  ------------

----------------------------------------------------------------
SOUND RECORDING INDUSTRIES--0.6%
----------------------------------------------------------------
DreamWorks Animation SKG, Cl A*         168,720         6,329
                                                  ------------
Total Sound Recording Industries                        6,329
                                                  ------------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.6%
----------------------------------------------------------------
AK Steel Holding*                       392,940         5,686
                                                  ------------
Total Steel Product Manufacturing from Purchased
Steel                                                   5,686
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
----------------------------------------------------------------
Alamosa Holdings* #                     421,780         5,260
Amdocs*                                 258,390         6,783
NII Holdings*                           139,420         6,615
Sonus Networks*                         896,300         5,136
                                                  ------------
Total Telecommunications                               23,794
                                                  ------------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--5.2%
----------------------------------------------------------------
Marriott International, Cl A            267,280        16,833
MGM Mirage* #                           139,090        10,117
Starwood Hotels & Resorts Worldwide     138,490         8,088
Station Casinos                         168,850         9,233

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TRAVELER ACCOMMODATION (CONTINUED)
----------------------------------------------------------------
Wynn Resorts* #                         110,200   $     7,376
                                                  ------------
Total Traveler Accommodation                           51,647
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $787,921)                                     999,458
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--9.8%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                    97,380,200        97,380
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                            -----------
  (COST $97,380)                                       97,380
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENT--0.1%
BlackRock TempCash Fund,
Institutional Shares                  1,397,155         1,397
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $1,397)                                         1,397
----------------------------------------------------------------

TOTAL INVESTMENTS--109.9%
  (COST $886,698)                                   1,098,235
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(9.9)%              (98,824)
                                                  ------------

NET ASSETS--100.0%                                 $   999,411
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $93,874,360.
ADR-- American depositary receipt
Cl -- Class
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $888,373 and the unrealized appreciation and depreciation were $217,177 and $(7,315), respectively.***


*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--98.9%

----------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL SERVICES--0.8%
----------------------------------------------------------------
Jackson Hewitt Tax Service*              82,940   $     2,094
                                                  ------------
Total Accounting/Tax
Preparation/Bookkeeping/Payroll Services                2,094
                                                  ------------

----------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.5%
----------------------------------------------------------------
Euronet Worldwide*                       51,040         1,328
                                                  ------------
Total Activities Related to Credit Intermediation       1,328
                                                  ------------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.3%
----------------------------------------------------------------
Hexcel*                                  61,260           888
                                                  ------------
Total Aerospace Product & Parts Manufacturing             888
                                                  ------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--1.5%
----------------------------------------------------------------
Bucyrus International, Cl A*             53,310         2,167
Hydril*                                  35,950         1,636
                                                  ------------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                 3,803
                                                  ------------

----------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.7%
----------------------------------------------------------------
Century Aluminum* #                      72,720         1,910
                                                  ------------
Total Alumina & Aluminum Production & Processing        1,910
                                                  ------------

----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.3%
----------------------------------------------------------------
Airgas                                   63,920         1,695
Great Lakes Chemical #                   56,100         1,598
                                                  ------------
Total Basic Chemical Manufacturing                      3,293
                                                  ------------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.7%
----------------------------------------------------------------
Eagle Materials                          22,290         1,925
                                                  ------------
Total Cement & Concrete Product Manufacturing           1,925
                                                  ------------

----------------------------------------------------------------
CHEMICAL MANUFACTURING--0.5%
----------------------------------------------------------------
Georgia Gulf                             28,510         1,420
                                                  ------------
Total Chemical Manufacturing                            1,420
                                                  ------------

----------------------------------------------------------------
COAL MINING--0.3%
----------------------------------------------------------------
Foundation Coal Holdings* #              37,870           873
                                                  ------------
Total Coal Mining                                         873
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--1.3%
----------------------------------------------------------------
Applied Signal Technology                53,167   $     1,874
NMS Communications*                     222,500         1,404
                                                  ------------
Total Commercial/Industrial Equipment Rental &
Leasing                                                 3,278
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.4%
----------------------------------------------------------------
Powerwave Technologies* #               374,250         3,173
Trimble Navigation*                      92,760         3,065
                                                  ------------
Total Communications Equipment Manufacturing            6,238
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.8%
----------------------------------------------------------------
Integrated Device Technology*           174,840         2,021
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                           2,021
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--6.5%
----------------------------------------------------------------
Avid Technology*                         43,290         2,673
Digital River*                           59,475         2,475
Ixia* #                                 137,850         2,317
Open Solutions*                          65,350         1,697
Radisys*                                 62,907         1,230
SafeNet*                                 54,190         1,991
Sapient*                                228,810         1,810
Witness Systems*                        160,390         2,800
                                                  ------------
Total Computer Systems Design & Related Services       16,993
                                                  ------------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.2%
----------------------------------------------------------------
Oxford Industries #                      39,130         1,616
Quiksilver*                              52,620         1,568
                                                  ------------
Total Cut & Sew Apparel Manufacturing                   3,184
                                                  ------------

----------------------------------------------------------------
DEPARTMENT STORES--0.8%
----------------------------------------------------------------
Stein Mart*                             126,140         2,152
                                                  ------------
Total Department Stores                                 2,152
                                                  ------------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.1%
----------------------------------------------------------------
Bankunited Financial, Cl A*              67,460         2,155
Boston Private Financial Holdings #      67,890         1,912
East-West Bancorp                        76,732         3,220
Southwest Bancorp of Texas               65,790         1,532

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION (CONTINUED)
----------------------------------------------------------------
Wintrust Financial                       31,470   $     1,793
                                                  ------------
Total Depository Credit Intermediation                 10,612
                                                  ------------

----------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--0.5%
----------------------------------------------------------------
InterOil*                                37,500         1,419
                                                  ------------
Total Electric Power Generation, Transmission &
Distribution                                            1,419
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.6%
----------------------------------------------------------------
Ariba*                                  106,240         1,764
Coldwater Creek*                         71,919         2,220
Overstock.com* #                         45,180         3,117
Provide Commerce*                        25,670           954
Shopping.com*                            52,870         1,493
                                                  ------------
Total Electronic Shopping & Mail-Order Houses           9,548
                                                  ------------

----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.7%
----------------------------------------------------------------
Hughes Supply                            59,990         1,941
Insight Enterprises* #                  127,930         2,625
Navarre* #                              142,260         2,504
                                                  ------------
Total Electronics & Appliance Stores                    7,070
                                                  ------------

----------------------------------------------------------------
EMPLOYMENT SERVICES--0.7%
----------------------------------------------------------------
Labor Ready*                            107,160         1,813
                                                  ------------
Total Employment Services                               1,813
                                                  ------------

----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--2.1%
----------------------------------------------------------------
PF Chang's China Bistro*                 49,520         2,791
Rare Hospitality International*          45,230         1,441
Red Robin Gourmet Burgers*               25,870         1,383
                                                  ------------
Total Full-Service Restaurants                          5,615
                                                  ------------

----------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.7%
----------------------------------------------------------------
Landstar System*                         25,190         1,855
                                                  ------------
Total General Freight Trucking                          1,855
                                                  ------------

----------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.8%
----------------------------------------------------------------
American Healthways* #                   64,070         2,117
                                                  ------------
Total General Medical & Surgical Hospitals              2,117
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------------
Varian Semiconductor Equipment
Associates*                              54,140   $     1,995
                                                  ------------
Total Industrial Machinery Manufacturing                1,995
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--3.8%
----------------------------------------------------------------
Audible* #                               60,550         1,577
CNET Networks*                          174,840         1,963
eLong ADR* #                             81,020         1,511
Infospace*                               41,660         1,981
Internet Capital Group*                 116,510         1,049
iVillage*                               300,074         1,855
                                                  ------------
Total Information Services                              9,936
                                                  ------------

----------------------------------------------------------------
INSURANCE CARRIERS--2.2%
----------------------------------------------------------------
Amerigroup*                              38,970         2,949
Direct General #                         42,750         1,372
Platinum Underwriters Holdings           48,690         1,514
                                                  ------------
Total Insurance Carriers                                5,835
                                                  ------------

----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.5%
----------------------------------------------------------------
Identix*                                190,240         1,404
                                                  ------------
Total Investigation & Security Services                 1,404
                                                  ------------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
----------------------------------------------------------------
Sonic*                                   60,660         1,850
                                                  ------------
Total Limited-Service Eating Places                     1,850
                                                  ------------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--4.3%
----------------------------------------------------------------
DiamondCluster International*           178,840         2,563
Korn/Ferry International*               107,620         2,233
Navigant Consulting* #                  109,290         2,907
Pacer International*                     76,130         1,619
Resources Connection*                    33,810         1,836
                                                  ------------
Total Management, Scientific & Technical
Consulting Services                                    11,158
                                                  ------------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--4.1%
----------------------------------------------------------------
Advanced Medical Optics* #               79,020         3,251
Armor Holdings* #                        37,930         1,784
Inamed*                                  36,445         2,305

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING (CONTINUED)
----------------------------------------------------------------
Resmed*                                  64,210   $     3,281
                                                  ------------
Total Medical Equipment & Supplies Manufacturing       10,621
                                                  ------------

----------------------------------------------------------------
METAL ORE MINING--0.4%
----------------------------------------------------------------
Pan American Silver*                     69,760         1,115
                                                  ------------
Total Metal Ore Mining                                  1,115
                                                  ------------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.6%
----------------------------------------------------------------
Core Laboratories*                       66,330         1,549
                                                  ------------
Total Mining Support Activities                         1,549
                                                  ------------

----------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.6%
----------------------------------------------------------------
Lions Gate Entertainment* #             149,010         1,582
                                                  ------------
Total Motion Picture & Video Industries                 1,582
                                                  ------------

----------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--0.7%
----------------------------------------------------------------
Wabash National*                         69,920         1,883
                                                  ------------
Total Motor Vehicle Body & Trailer Manufacturing        1,883
                                                  ------------

----------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.8%
----------------------------------------------------------------
Quicksilver Resources* #                 56,500         2,078
                                                  ------------
Total Natural Gas Distribution                          2,078
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--3.1%
----------------------------------------------------------------
Cognex #                                 54,880         1,531
Mine Safety Appliances                   42,010         2,130
Varian*                                  59,230         2,429
Viisage Technology*                     234,230         2,110
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                               8,200
                                                  ------------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.5%
----------------------------------------------------------------
Metris*                                 107,140         1,366
                                                  ------------
Total Nondepository Credit Intermediation               1,366
                                                  ------------

----------------------------------------------------------------
NURSING CARE FACILITIES--2.2%
----------------------------------------------------------------
Genesis HealthCare*                     107,055         3,750
Kindred Healthcare* #                    69,860         2,092
                                                  ------------
Total Nursing Care Facilities                           5,842
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OIL & GAS EXTRACTION--1.0%
----------------------------------------------------------------
Energy Partners*                         56,230   $     1,140
Southwestern Energy*                     29,420         1,491
                                                  ------------
Total Oil & Gas Extraction                              2,631
                                                  ------------

----------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.7%
----------------------------------------------------------------
Artesyn Technologies*                   161,621         1,826
                                                  ------------
Total Other Electrical Equipment & Component
Manufacturing                                           1,826
                                                  ------------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.0%
----------------------------------------------------------------
Affiliated Managers Group*               38,495         2,608
                                                  ------------
Total Other Financial Investment Activities             2,608
                                                  ------------

----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.4%
----------------------------------------------------------------
Sunstone Hotel Investors*                91,140         1,894
Ventas                                   64,490         1,768
                                                  ------------
Total Other Investment Pools & Funds                    3,662
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
----------------------------------------------------------------
Scientific Games, Cl A*                 138,878         3,311
Shuffle Master* #                        46,830         2,205
                                                  ------------
Total Other Miscellaneous Manufacturing                 5,516
                                                  ------------

----------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT MANUFACTURING--0.6%
----------------------------------------------------------------
CARBO Ceramics                           21,460         1,481
                                                  ------------
Total Other Nonmetallic Mineral Product
Manufacturing                                           1,481
                                                  ------------

----------------------------------------------------------------
OTHER PERSONAL SERVICES--0.6%
----------------------------------------------------------------
Coinstar*                                62,180         1,668
                                                  ------------
Total Other Personal Services                           1,668
                                                  ------------

----------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.2%
----------------------------------------------------------------
Sierra Health Services*                  54,830         3,022
                                                  ------------
Total Outpatient Care Centers                           3,022
                                                  ------------

----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.7%
----------------------------------------------------------------
Holly                                    66,190         1,845
                                                  ------------
Total Petroleum & Coal Products Manufacturing           1,845
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.2%
----------------------------------------------------------------
Barrier Therapeutics*                    41,135   $       683
Eyetech Pharmaceuticals*                 65,140         2,964
Immucor* #                              216,382         5,087
MGI Pharma*                             117,800         3,299
Pharmion*                                46,480         1,962
Serologicals*                            46,380         1,026
United Therapeutics*                     36,740         1,659
USANA Health Sciences* #                 63,865         2,184
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing          18,864
                                                  ------------

----------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.7%
----------------------------------------------------------------
Allegheny Technologies                   85,410         1,851
                                                  ------------
Total Primary Metal Manufacturing                       1,851
                                                  ------------

----------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY WHOLESALE--0.7%
----------------------------------------------------------------
Synaptics* #                             62,170         1,901
                                                  ------------
Total Professional & Commercial Equipment &
Supply Wholesale                                        1,901
                                                  ------------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.7%
----------------------------------------------------------------
Cumulus Media, Cl A*                    114,360         1,725
                                                  ------------
Total Radio & Television Broadcasting                   1,725
                                                  ------------

----------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.6%
----------------------------------------------------------------
Ryland Group                             25,480         1,466
                                                  ------------
Total Residential Building Construction                 1,466
                                                  ------------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
----------------------------------------------------------------
EGL*                                     86,200         2,576
                                                  ------------
Total Scheduled Air Transportation                      2,576
                                                  ------------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.4%
----------------------------------------------------------------
CV Therapeutics* #                       94,860         2,182
Incyte*                                 180,310         1,801
Medicines*                               60,870         1,753
Nektar Therapeutics*                     88,860         1,799
Telik* #                                 78,270         1,498
                                                  ------------
Total Scientific R&D Services                           9,033
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--1.3%
----------------------------------------------------------------
Investment Technology Group*             41,060   $       821
Jefferies Group                          60,580         2,440
                                                  ------------
Total Security & Commodity Contracts
Intermediation & Brokerage                              3,261
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--5.0%
----------------------------------------------------------------
Benchmark Electronics*                   51,920         1,770
Cymer*                                   49,970         1,476
Formfactor*                              61,970         1,682
Microsemi* #                            133,260         2,313
Semtech*                                 94,180         2,060
Sigmatel*                                49,670         1,765
Silicon Image*                          131,440         2,164
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                          13,230
                                                  ------------

----------------------------------------------------------------
SHOE STORES--0.8%
----------------------------------------------------------------
Genesco* #                               70,710         2,202
                                                  ------------
Total Shoe Stores                                       2,202
                                                  ------------

----------------------------------------------------------------
SOCIAL ASSISTANCE--0.6%
----------------------------------------------------------------
Magellan Health Services* #              43,690         1,492
                                                  ------------
Total Social Assistance                                 1,492
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--4.1%
----------------------------------------------------------------
Advent Software* #                       87,790         1,798
Digi International*                      72,475         1,246
F5 Networks*                             79,360         3,866
Openwave Systems*                        85,590         1,323
Verint Systems*                          71,500         2,598
                                                  ------------
Total Software Publishers                              10,831
                                                  ------------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.7%
----------------------------------------------------------------
Steel Dynamics                           46,630         1,766
                                                  ------------
Total Steel Product Manufacturing from Purchased
Steel                                                   1,766
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--2.7%
----------------------------------------------------------------
j2 Global Communications* #              40,820         1,409
SBA Communications, Cl A*               277,490         2,575

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
----------------------------------------------------------------
Sonus Networks*                         277,710   $     1,591
Ubiquitel*                              227,690         1,621
                                                  ------------
Total Telecommunications                                7,196
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK                                ------------
  (COST $205,995)                                     259,516
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--13.0%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                    34,227,700        34,228
                                                  ------------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $34,228)                                       34,228
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENT--2.1%
----------------------------------------------------------------
BlackRock TempCash Fund,
Institutional Shares                  5,518,112         5,518
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             ------------
  (COST $5,518)                                         5,518
----------------------------------------------------------------

TOTAL INVESTMENTS--114.0%
  (COST $245,741)                                     299,262
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(14.0)%            (36,769)
                                                  ------------

NET ASSETS--100.0%                                $   262,493
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $32,797,421.
ADR-- American depositary receipt
Cl -- Class
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $245,979 and the unrealized appreciation and depreciation were $55,536 and $(2,253), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--93.2%

----------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.7%
----------------------------------------------------------------
ACE Cash Express* #                     104,590   $     3,102
                                                  ------------
Total Activities Related to Credit Intermediation       3,102
                                                  ------------

----------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--1.4%
----------------------------------------------------------------
HealthExtras*                            84,145         1,371
LabOne* #                               145,280         4,655
                                                  ------------
Total Agencies & Other Insurance Related
Activities                                              6,026
                                                  ------------

----------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.9%
----------------------------------------------------------------
Century Aluminum* #                     145,370         3,817
                                                  ------------
Total Alumina & Aluminum Production & Processing        3,817
                                                  ------------

----------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.9%
----------------------------------------------------------------
MTC Technologies* #                     115,650         3,882
                                                  ------------
Total Architectural, Engineering & Related
Services                                                3,882
                                                  ------------

----------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.8%
----------------------------------------------------------------
Dollar Thrifty Automotive Group* #      119,020         3,594
                                                  ------------
Total Automotive Equipment Rental & Leasing             3,594
                                                  ------------

----------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--1.0%
----------------------------------------------------------------
MarineMax* #                            140,230         4,173
                                                  ------------
Total Automotive Parts, Accessories & Tire Stores       4,173
                                                  ------------

----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.7%
----------------------------------------------------------------
Tetra Technologies*                     111,910         3,167
                                                  ------------
Total Basic Chemical Manufacturing                      3,167
                                                  ------------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--0.7%
----------------------------------------------------------------
Hansen Natural* #                        82,710         3,011
                                                  ------------
Total Beverage Manufacturing                            3,011
                                                  ------------

----------------------------------------------------------------
COAL MINING--0.7%
----------------------------------------------------------------
Penn Virginia #                          74,590         3,026
                                                  ------------
Total Coal Mining                                       3,026
                                                  ------------

----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--1.2%
----------------------------------------------------------------
Audiocodes* #                           192,510         3,198

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING (CONTINUED)
----------------------------------------------------------------
Ditech Communications* #                125,990   $     1,883
                                                  ------------
Total Commercial/Industrial Equipment Rental &
Leasing                                                 5,081
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.9%
----------------------------------------------------------------
Comtech Telecommunications* #           103,460         3,891
                                                  ------------
Total Communications Equipment Manufacturing            3,891
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.0%
----------------------------------------------------------------
Metrologic Instruments* #               201,840         4,289
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                           4,289
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.9%
----------------------------------------------------------------
Covansys*                               373,380         5,713
Kanbay International* #                 211,850         6,631
Lipman Electronic Engineering #         120,950         3,374
Sapient* #                              407,300         3,222
Stratasys* #                             67,030         2,249
                                                  ------------
Total Computer Systems Design & Related Services       21,189
                                                  ------------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.2%
----------------------------------------------------------------
Orange 21* #                             68,200           713
Oxford Industries #                     214,450         8,857
                                                  ------------
Total Cut & Sew Apparel Manufacturing                   9,570
                                                  ------------

----------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.6%
----------------------------------------------------------------
Arlington Tankers* #                     57,180         1,312
Tsakos Energy Navigation                 36,870         1,320
                                                  ------------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                          2,632
                                                  ------------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.3%
----------------------------------------------------------------
Bankunited Financial, Cl A* #            90,370         2,887
Boston Private Financial Holdings #      97,240         2,739
Commercial Capital Bancorp #            129,996         3,013
FirstFed Financial* #                    61,740         3,203
Hanmi Financial #                        84,460         3,036
IBERIABANK #                             45,250         3,003
Nara Bancorp #                           91,370         1,943

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION (CONTINUED)
----------------------------------------------------------------
PFF Bancorp #                            67,368   $     3,121
                                                  ------------
Total Depository Credit Intermediation                 22,945
                                                  ------------

----------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--0.5%
----------------------------------------------------------------
EnPro Industries*                        71,910         2,126
                                                  ------------
Total Engine, Turbine & Power Transmission
Equipment Manufacturing                                 2,126
                                                  ------------

----------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.8%
----------------------------------------------------------------
Deckers Outdoor* #                       72,370         3,401
                                                  ------------
Total Footwear Manufacturing                            3,401
                                                  ------------

----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
----------------------------------------------------------------
Dave & Buster's* #                      143,940         2,908
                                                  ------------
Total Full-Service Restaurants                          2,908
                                                  ------------

----------------------------------------------------------------
HOME HEALTH CARE SERVICES--2.9%
----------------------------------------------------------------
Amedisys* #                             175,977         5,700
Intuitive Surgical* #                   170,999         6,843
                                                  ------------
Total Home Health Care Services                        12,543
                                                  ------------

----------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.6%
----------------------------------------------------------------
Middleby #                               53,390         2,708
                                                  ------------
Total Household Appliance Manufacturing                 2,708
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--0.9%
----------------------------------------------------------------
Audible* #                               61,780         1,610
SupportSoft*                            339,678         2,262
                                                  ------------
Total Information Services                              3,872
                                                  ------------

----------------------------------------------------------------
INSURANCE CARRIERS--5.1%
----------------------------------------------------------------
American Physicians Capital* #           71,490         2,575
FPIC Insurance Group* #                  54,930         1,943
ProAssurance* #                          96,210         3,763
Triad Guaranty* #                        69,480         4,202
United Fire & Casualty #                 85,360         2,878
Universal American Financial* #         233,070         3,606
WellCare Health Plans* #                 93,110         3,026
                                                  ------------
Total Insurance Carriers                               21,993
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--5.6%
----------------------------------------------------------------
Charles River Associates* #             136,180   $     6,369
DiamondCluster International* #         284,320         4,074
HUB Group, Cl A*                         87,571         4,573
Huron Consulting Group*                 177,730         3,946
Navigant Consulting* #                  201,420         5,358
                                                  ------------
Total Management, Scientific & Technical
Consulting Services                                    24,320
                                                  ------------

----------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.7%
----------------------------------------------------------------
Bio-Reference Labs* #                   177,570         3,090
                                                  ------------
Total Medical & Diagnostic Laboratories                 3,090
                                                  ------------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.5%
----------------------------------------------------------------
Arthrocare* #                            62,610         2,007
                                                  ------------
Total Medical Equipment & Supplies Manufacturing        2,007
                                                  ------------

----------------------------------------------------------------
METAL ORE MINING--2.3%
----------------------------------------------------------------
Cleveland-Cliffs* #                      95,870         9,957
                                                  ------------
Total Metal Ore Mining                                  9,957
                                                  ------------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.8%
----------------------------------------------------------------
Oceaneering International*               91,910         3,430
                                                  ------------
Total Mining Support Activities                         3,430
                                                  ------------

----------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.8%
----------------------------------------------------------------
Central Garden and Pet*                  83,660         3,492
                                                  ------------
Total Miscellaneous Nondurable Goods Wholesale          3,492
                                                  ------------

----------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--1.0%
----------------------------------------------------------------
Wabash National* #                      159,950         4,307
                                                  ------------
Total Motor Vehicle Body & Trailer Manufacturing        4,307
                                                  ------------

----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.6%
----------------------------------------------------------------
Rush Enterprises, Cl A*                 149,870         2,432
                                                  ------------
Total Motor Vehicle Manufacturing                       2,432
                                                  ------------

----------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.4%
----------------------------------------------------------------
ESCO Technologies* #                     81,020         6,210
                                                  ------------
Total Motor Vehicle Parts Manufacturing                 6,210
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MOTOR VEHICLE/MOTOR VEHICLE PART & SUPPLY WHOLESALE--0.3%
----------------------------------------------------------------
Insurance Auto Auctions*                 59,280   $     1,329
                                                  ------------
Total Motor Vehicle/Motor Vehicle Part & Supply
Wholesale                                               1,329
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--4.5%
----------------------------------------------------------------
American Science & Engineering*          88,640         3,653
Biosite* #                               83,680         5,149
Credence Systems* #                     402,170         3,680
EDO #                                   130,100         4,131
Faro Technologies* #                     90,570         2,824
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                              19,437
                                                  ------------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.2%
----------------------------------------------------------------
Cash America International #            152,230         4,526
Metris* #                               394,820         5,034
                                                  ------------
Total Nondepository Credit Intermediation               9,560
                                                  ------------

----------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.8%
----------------------------------------------------------------
Intermagnetics General*                 131,460         3,340
                                                  ------------
Total Nonferrous Production & Processing                3,340
                                                  ------------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--0.6%
----------------------------------------------------------------
Symbion* #                              120,722         2,666
                                                  ------------
Total Offices of Physicians                             2,666
                                                  ------------

----------------------------------------------------------------
OIL & GAS EXTRACTION--4.3%
----------------------------------------------------------------
Brigham Exploration* #                  391,090         3,520
Comstock Resources*                     289,100         6,375
KCS Energy* #                           188,030         2,779
Swift Energy* #                         148,500         4,298
Toreador Resources* #                    74,020         1,642
                                                  ------------
Total Oil & Gas Extraction                             18,614
                                                  ------------

----------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.5%
----------------------------------------------------------------
Great Wolf Resorts* #                   102,000         2,279
                                                  ------------
Total Other Amusement & Recreation Industries           2,279
                                                  ------------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.4%
----------------------------------------------------------------
Cascade #                                23,520           940

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING (CONTINUED)
----------------------------------------------------------------
JLG Industries #                        258,900   $     5,082
                                                  ------------
Total Other General Purpose Machinery
Manufacturing                                           6,022
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
----------------------------------------------------------------
Shuffle Master* #                        74,930         3,529
                                                  ------------
Total Other Miscellaneous Manufacturing                 3,529
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.6%
----------------------------------------------------------------
Brookstone*                             134,630         2,632
                                                  ------------
Total Other Miscellaneous Store Retailers               2,632
                                                  ------------

----------------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.5%
----------------------------------------------------------------
Champion Enterprises* #                 168,090         1,987
                                                  ------------
Total Other Wood Product Manufacturing                  1,987
                                                  ------------

----------------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE CHEMICAL
MANUFACTURING--0.7%
----------------------------------------------------------------
Terra Industries* #                     355,100         3,153
                                                  ------------
Total Pesticide, Fertilizer & Other Agriculture
Chemical Manufacturing                                  3,153
                                                  ------------

----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.0%
----------------------------------------------------------------
Elk #                                   128,050         4,382
                                                  ------------
Total Petroleum & Coal Products Manufacturing           4,382
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.0%
----------------------------------------------------------------
Able Laboratories* #                    113,500         2,582
Bone Care International* #              216,220         6,022
Cypress Bioscience*                     236,180         3,321
First Horizon Pharmaceutical* #         151,290         3,463
SuperGen* #                             273,780         1,930
United Therapeutics* #                  190,450         8,599
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing          25,917
                                                  ------------

----------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.4%
----------------------------------------------------------------
Jarden* #                               143,015         6,213
                                                  ------------
Total Plastics Product Manufacturing                    6,213
                                                  ------------

----------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.0%
----------------------------------------------------------------
Chemed                                   63,820         4,283
                                                  ------------
Total Plumbing, Heating & AC Contractor                 4,283
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY WHOLESALE--0.7%
----------------------------------------------------------------
Neoware Systems* #                      124,817   $     1,162
Synaptics* #                             64,140         1,961
                                                  ------------
Total Professional & Commercial Equipment &
Supply Wholesale                                        3,123
                                                  ------------

----------------------------------------------------------------
RAIL TRANSPORTATION--1.2%
----------------------------------------------------------------
Genesee & Wyoming, Cl A* #              180,867         5,088
                                                  ------------
Total Rail Transportation                               5,088
                                                  ------------

----------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.7%
----------------------------------------------------------------
Greenbrier* #                            84,220         2,851
                                                  ------------
Total Railroad Rolling Stock Manufacturing              2,851
                                                  ------------

----------------------------------------------------------------
REMEDIATION & OTHER WASTE MANAGEMENT SERVICES--1.6%
----------------------------------------------------------------
Metal Management* #                     258,270         6,940
                                                  ------------
Total Remediation & Other Waste Management
Services                                                6,940
                                                  ------------

----------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.9%
----------------------------------------------------------------
Walter Industries #                     114,100         3,849
                                                  ------------
Total Residential Building Construction                 3,849
                                                  ------------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.1%
----------------------------------------------------------------
CV Therapeutics* #                      133,570         3,072
Encysive Pharmaceuticals* #             287,835         2,858
GTX* #                                   53,150           717
Incyte* #                               183,480         1,833
NitroMed* #                             187,630         5,001
                                                  ------------
Total Scientific R&D Services                          13,481
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--0.7%
----------------------------------------------------------------
Aeroflex*                               253,190         3,069
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                           3,069
                                                  ------------

----------------------------------------------------------------
SHOE STORES--1.6%
----------------------------------------------------------------
Genesco* #                              225,360         7,018
                                                  ------------
Total Shoe Stores                                       7,018
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SOCIAL ASSISTANCE--0.7%
----------------------------------------------------------------
Providence Service* #                   151,020   $     3,167
                                                  ------------
Total Social Assistance                                 3,167
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--1.8%
----------------------------------------------------------------
Ansys* #                                 85,800         2,751
InPhonic*                                99,740         2,741
Progress Software*                       91,980         2,147
                                                  ------------
Total Software Publishers                               7,639
                                                  ------------

----------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--0.3%
----------------------------------------------------------------
Collegiate Pacific #                     92,520         1,280
                                                  ------------
Total Sporting Goods/Hobby/Musical Instrument
Stores                                                  1,280
                                                  ------------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--1.2%
----------------------------------------------------------------
NS Group* #                             195,190         5,426
                                                  ------------
Total Steel Product Manufacturing from Purchased
Steel                                                   5,426
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--1.5%
----------------------------------------------------------------
j2 Global Communications* #              74,810         2,581
PTEK Holdings* #                        369,950         3,962
                                                  ------------
Total Telecommunications                                6,543
                                                  ------------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
----------------------------------------------------------------
MTR Gaming Group* #                     208,090         2,197
                                                  ------------
Total Traveler Accommodation                            2,197
                                                  ------------

----------------------------------------------------------------
WASTE COLLECTION--0.3%
----------------------------------------------------------------
Clean Harbors*                           90,090         1,359
                                                  ------------
Total Waste Collection                                  1,359
                                                  ------------

----------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.5%
----------------------------------------------------------------
Casella Waste Systems, Cl A* #          162,779         2,383
                                                  ------------
Total Waste Treatment & Disposal                        2,383
                                                  ------------

----------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
----------------------------------------------------------------
Artesian Resources, Cl A                 28,197           793
                                                  ------------
Total Water, Sewage & Other Systems                       793
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $289,032)                                     403,740
----------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--45.6%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                   197,780,300   $   197,780
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES
  (COST $197,780)                                     197,780
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENTS--6.7%
----------------------------------------------------------------
BlackRock TempCash Fund,
Institutional Shares                 21,675,700        21,676
PNC Bank Money Market Fund            7,382,794         7,382
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENTS
  (COST $29,058)                                       29,058
----------------------------------------------------------------

TOTAL INVESTMENTS--145.5%
  (COST $515,870)                                     630,578
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(45.5)%           (197,617)
                                                  ------------

NET ASSETS--100.0%                                 $   432,961
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $190,146,586.
Cl -- Class
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $516,010 and the unrealized appreciation and depreciation were $117,085 and $(2,517), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--85.7%

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.5%
----------------------------------------------------------------
Curtiss-Wright                            3,300   $       189
                                                  ------------
Total Aerospace Product & Parts Manufacturing             189
                                                  ------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--3.7%
----------------------------------------------------------------
Bucyrus International, Cl A*              7,550           307
Joy Global                               13,220           574
Lone Star Technologies*                  11,393           381
Terex*                                    5,939           283
                                                  ------------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                 1,545
                                                  ------------

----------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--1.2%
----------------------------------------------------------------
Washington Group International*          11,945           493
                                                  ------------
Total Architectural, Engineering & Related
Services                                                  493
                                                  ------------

----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.1%
----------------------------------------------------------------
FMC*                                      9,810           474
Minerals Technologies                     6,059           404
                                                  ------------
Total Basic Chemical Manufacturing                        878
                                                  ------------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--1.0%
----------------------------------------------------------------
Texas Industries                          6,497           405
                                                  ------------
Total Cement & Concrete Product Manufacturing             405
                                                  ------------

----------------------------------------------------------------
CHEMICAL MANUFACTURING--0.8%
----------------------------------------------------------------
Georgia Gulf                              7,110           354
                                                  ------------
Total Chemical Manufacturing                              354
                                                  ------------

----------------------------------------------------------------
CLAY PRODUCT & REFRACTORY MANUFACTURING--1.5%
----------------------------------------------------------------
Ceradyne* #                              10,790           617
                                                  ------------
Total Clay Product & Refractory Manufacturing             617
                                                  ------------

----------------------------------------------------------------
COAL MINING--0.9%
----------------------------------------------------------------
Foundation Coal Holdings* #              17,080           394
                                                  ------------
Total Coal Mining                                         394
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.9%
----------------------------------------------------------------
Audiocodes*                              23,610   $       392
                                                  ------------
Total Commercial/Industrial Equipment Rental &
Leasing                                                   392
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.9%
----------------------------------------------------------------
Extreme Networks*                        27,580           181
SonicWALL*                               30,220           191
                                                  ------------
Total Communications Equipment Manufacturing              372
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.4%
----------------------------------------------------------------
Advanced Digital Information*            18,280           183
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                             183
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.2%
----------------------------------------------------------------
Avid Technology*                          6,990           432
Intergraph*                              25,176           678
Jack Henry & Associates                  12,860           256
Titan*                                   24,970           404
                                                  ------------
Total Computer Systems Design & Related Services        1,770
                                                  ------------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.8%
----------------------------------------------------------------
Quiksilver*                              10,890           324
                                                  ------------
Total Cut & Sew Apparel Manufacturing                     324
                                                  ------------

----------------------------------------------------------------
DATA PROCESSING SERVICES--1.7%
----------------------------------------------------------------
eFunds*                                  18,090           435
Global Payments                           4,530           265
                                                  ------------
Total Data Processing Services                            700
                                                  ------------

----------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--1.9%
----------------------------------------------------------------
General Maritime*                        10,630           425
OMI                                      21,746           366
                                                  ------------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                            791
                                                  ------------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.0%
----------------------------------------------------------------
BankAtlantic Bancorp, Cl A               17,553           349
Brookline Bancorp                        16,752           273
Commercial Capital Bancorp               17,290           401
First Niagara Financial Group            18,550           259
Hanmi Financial                           6,490           233

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION (CONTINUED)
----------------------------------------------------------------
Provident Bankshares                      7,800   $       284
South Financial Group                     8,600           280
Southwest Bancorp of Texas               12,424           289
Wintrust Financial                        2,940           168
                                                  ------------
Total Depository Credit Intermediation                  2,536
                                                  ------------

----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.9%
----------------------------------------------------------------
Rare Hospitality International*          13,270           423
Red Robin Gourmet Burgers*                6,670           356
                                                  ------------
Total Full-Service Restaurants                            779
                                                  ------------

----------------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.1%
----------------------------------------------------------------
Overnite                                 11,868           442
                                                  ------------
Total General Freight Trucking                            442
                                                  ------------

----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.0%
----------------------------------------------------------------
Ralcorp Holdings                          9,586           402
                                                  ------------
Total Grain & Oilseed Milling                             402
                                                  ------------

----------------------------------------------------------------
GROCERY STORES--0.7%
----------------------------------------------------------------
Pantry*                                  10,120           305
                                                  ------------
Total Grocery Stores                                      305
                                                  ------------

----------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.9%
----------------------------------------------------------------
Apria Healthcare Group*                  11,740           387
                                                  ------------
Total Home Health Care Services                           387
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--1.9%
----------------------------------------------------------------
Netease.com ADR*                          7,420           392
Websense*                                 7,700           391
                                                  ------------
Total Information Services                                783
                                                  ------------

----------------------------------------------------------------
INSURANCE CARRIERS--1.4%
----------------------------------------------------------------
Ohio Casualty*                           12,550           292
ProAssurance* #                           7,371           288
                                                  ------------
Total Insurance Carriers                                  580
                                                  ------------

----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.5%
----------------------------------------------------------------
Brink's                                  16,200           640
                                                  ------------
Total Investigation & Security Services                   640
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.8%
----------------------------------------------------------------
Sonic*                                   11,370   $       347
                                                  ------------
Total Limited-Service Eating Places                       347
                                                  ------------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.0%
----------------------------------------------------------------
Inamed*                                   7,200           455
Invacare                                  3,590           166
Merit Medical Systems*                   14,310           219
                                                  ------------
Total Medical Equipment & Supplies Manufacturing          840
                                                  ------------

----------------------------------------------------------------
METALWORKING MACHINERY MANUFACTURING--0.6%
----------------------------------------------------------------
Kennametal                                5,030           250
                                                  ------------
Total Metalworking Machinery Manufacturing                250
                                                  ------------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
----------------------------------------------------------------
Cal Dive International*                   9,043           368
                                                  ------------
Total Mining Support Activities                           368
                                                  ------------

----------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.0%
----------------------------------------------------------------
Southern Union*                          17,817           427
                                                  ------------
Total Natural Gas Distribution                            427
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--1.2%
----------------------------------------------------------------
Analogic #                                7,686           344
Nanometrics*                             10,670           172
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                 516
                                                  ------------

----------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/DATABASE PUBLISHERS--1.7%
----------------------------------------------------------------
R.H. Donnelley* #                        12,482           737
                                                  ------------
Total Newspaper/Periodical/Book/Database
Publishers                                                737
                                                  ------------

----------------------------------------------------------------
NURSING CARE FACILITIES--1.7%
----------------------------------------------------------------
Beverly Enterprises*                     45,448           416
Kindred Healthcare*                      10,410           312
                                                  ------------
Total Nursing Care Facilities                             728
                                                  ------------

----------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.0%
----------------------------------------------------------------
Adesa*                                   19,890           422
                                                  ------------
Total Office Supplies, Stationery & Gift Stores           422
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OIL & GAS EXTRACTION--0.5%
----------------------------------------------------------------
Swift Energy*                             7,890   $       228
                                                  ------------
Total Oil & Gas Extraction                                228
                                                  ------------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------------
IDEX                                      8,212           333
                                                  ------------
Total Other General Purpose Machinery
Manufacturing                                             333
                                                  ------------

----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.5%
----------------------------------------------------------------
Alexandria Real Estate Equities           6,085           453
Capital Automotive REIT                  14,129           502
CBL & Associates Properties               4,390           335
Kilroy Realty                             4,350           186
Maguire Properties                       13,870           381
Reckson Associates Realty                13,940           457
                                                  ------------
Total Other Investment Pools & Funds                    2,314
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.8%
----------------------------------------------------------------
Build-A-Bear Workshop*                    7,630           268
Multimedia Games*                        19,940           315
Yankee Candle*                            5,790           192
                                                  ------------
Total Other Miscellaneous Manufacturing                   775
                                                  ------------

----------------------------------------------------------------
OTHER TRANSIT & GROUND PASSENGER TRANSPORTATION--1.9%
----------------------------------------------------------------
Laidlaw International*                   38,352           821
                                                  ------------
Total Other Transit & Ground Passenger
Transportation                                            821
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--1.6%
----------------------------------------------------------------
Impax Laboratories* #                    11,980           190
Par Pharmaceutical*                       6,890           285
Serologicals*                             8,180           181
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing             656
                                                  ------------

----------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.1%
----------------------------------------------------------------
Jarden*                                  10,767           468
                                                  ------------
Total Plastics Product Manufacturing                      468
                                                  ------------

----------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.4%
----------------------------------------------------------------
Chemed                                    2,530           170
                                                  ------------
Total Plumbing, Heating & AC Contractor                   170
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.6%
----------------------------------------------------------------
Trinity Industries                        7,380   $       252
                                                  ------------
Total Railroad Rolling Stock Manufacturing                252
                                                  ------------

----------------------------------------------------------------
REAL ESTATE--0.6%
----------------------------------------------------------------
MI Developments, Cl A                     8,610           260
                                                  ------------
Total Real Estate                                         260
                                                  ------------

----------------------------------------------------------------
REMEDIATION & OTHER WASTE MANAGEMENT SERVICES--0.6%
----------------------------------------------------------------
Metal Management*                        10,050           270
                                                  ------------
Total Remediation & Other Waste Management
Services                                                  270
                                                  ------------

----------------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.8%
----------------------------------------------------------------
Goodyear Tire & Rubber* #                24,170           354
                                                  ------------
Total Rubber Product Manufacturing                        354
                                                  ------------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.3%
----------------------------------------------------------------
Continental Airlines, Cl B*              39,210           531
                                                  ------------
Total Scheduled Air Transportation                        531
                                                  ------------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.9%
----------------------------------------------------------------
Medicines*                               13,530           390
                                                  ------------
Total Scientific R&D Services                             390
                                                  ------------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--1.2%
----------------------------------------------------------------
Knight Trading Group, Cl A*              46,870           513
                                                  ------------
Total Security & Commodity Contracts
Intermediation & Brokerage                                513
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--3.6%
----------------------------------------------------------------
DSP Group*                               18,360           410
NAM TAI Electronics                      18,596           358
Silicon Image*                           24,180           398
Thomas & Betts*                          11,520           354
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                           1,520
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHIP & BOAT BUILDING--1.2%
----------------------------------------------------------------
McDermott International*                 28,600   $       525
                                                  ------------
Total Ship & Boat Building                                525
                                                  ------------

----------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--0.6%
----------------------------------------------------------------
Elizabeth Arden*                         11,281           268
                                                  ------------
Total Soap, Cleaners & Toilet Preparation
Manufacturing                                             268
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--1.6%
----------------------------------------------------------------
Hyperion Solutions*                       6,610           308
Transaction Systems Architects, Cl
A*                                       18,660           371
                                                  ------------
Total Software Publishers                                 679
                                                  ------------

----------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--1.8%
----------------------------------------------------------------
Dick's Sporting Goods*                    7,580           266
GameStop, Cl A*                           8,900           199
Guitar Center*                            5,900           311
                                                  ------------
Total Sporting Goods/Hobby/Musical Instrument
Stores                                                    776
                                                  ------------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.8%
----------------------------------------------------------------
AK Steel Holding*                        23,320           337
                                                  ------------
Total Steel Product Manufacturing from Purchased
Steel                                                     337
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--5.2%
----------------------------------------------------------------
Alamosa Holdings* #                      64,505           804
j2 Global Communications*                14,050           485
Leap Wireless International*             13,980           378
Spectrasite*                              9,360           542
                                                  ------------
Total Telecommunications                                2,209
                                                  ------------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--0.7%
----------------------------------------------------------------
Choice Hotels International               5,140           298
                                                  ------------
Total Traveler Accommodation                              298
                                                  ------------

----------------------------------------------------------------
WASTE COLLECTION--0.8%
----------------------------------------------------------------
Waste Connections*                        9,560           327
                                                  ------------
Total Waste Collection                                    327
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK                                ------------
  (COST $31,865)                                       36,170
----------------------------------------------------------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--2.1%
----------------------------------------------------------------
iShares Russell 2000 Index Fund*          6,990   $       905
                                                  ------------
----------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY               ------------
  (COST $854)                                             905
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--5.9%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                     2,494,200         2,494
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $2,494)                                         2,494
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENTS--7.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
Institutional Shares                  1,906,214         1,906
PNC Bank Money Market Fund            1,237,468         1,238
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENTS                            ------------
  (COST $3,144)                                         3,144
----------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
  (COST $38,357)                                       42,713
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(1.1)%                (480)
                                                  ------------

NET ASSETS--100.0%                                $    42,233
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $2,383,403.
ADR -- American depositary receipt
Cl -- Class
REIT -- Real estate investment trust
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $38,510 and the unrealized appreciation and depreciation were $4,437 and $(234), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.6%

----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--2.7%
----------------------------------------------------------------
Comverse Technology*                     20,220   $       494
                                                  ------------
Total Commercial/Industrial Equipment Rental &
Leasing                                                   494
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--8.5%
----------------------------------------------------------------
Cisco Systems*                           55,320         1,068
Polycom*                                 20,020           467
                                                  ------------
Total Communications Equipment Manufacturing            1,535
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--7.7%
----------------------------------------------------------------
Apple Computer*                          10,560           680
EMC*                                     28,720           427
Integrated Device Technology*            24,170           279
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                           1,386
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--8.0%
----------------------------------------------------------------
SafeNet*                                 12,250           450
Sun Microsystems*                       185,420           998
                                                  ------------
Total Computer Systems Design & Related Services        1,448
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.9%
----------------------------------------------------------------
eBay*                                     6,000           698
                                                  ------------
Total Electronic Shopping & Mail-Order Houses             698
                                                  ------------

----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.6%
----------------------------------------------------------------
CDW                                       7,130           473
                                                  ------------
Total Electronics & Appliance Stores                      473
                                                  ------------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.2%
----------------------------------------------------------------
Lam Research*                            13,760           398
                                                  ------------
Total Industrial Machinery Manufacturing                  398
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--11.4%
----------------------------------------------------------------
CNET Networks*                           32,630           367
Google, Cl A*                             3,290           635
Internet Capital Group*                  43,240           389
Juniper Networks*                        24,950           678
                                                  ------------
Total Information Services                              2,069
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--4.0%
----------------------------------------------------------------
Cogent*                                  21,920   $       723
                                                  ------------
Total Investigation & Security Services                   723
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.1%
----------------------------------------------------------------
Viisage Technology* #                    42,140           380
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                 380
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.7%
----------------------------------------------------------------
Gilead Sciences*                         14,180           496
MGI Pharma*                              10,220           286
Neurocrine Biosciences*                   4,960           245
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing           1,027
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--22.5%
----------------------------------------------------------------
Advanced Micro Devices*                  17,860           393
Applied Materials*                       26,200           448
Benchmark Electronics*                   12,990           443
Cymer*                                   11,270           333
Marvell Technology Group*                12,130           430
PMC - Sierra*                            45,340           510
Sanmina-SCI*                             74,720           633
Texas Instruments                        18,770           462
Xilinx                                   14,350           426
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                           4,078
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--16.9%
----------------------------------------------------------------
Citrix Systems*                          23,030           565
F5 Networks*                             10,240           499
SAP ADR*                                 12,320           545
TIBCO Software*                          58,770           784
VeriSign*                                19,610           657
                                                  ------------
Total Software Publishers                               3,050
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--1.4%
----------------------------------------------------------------
Sonus Networks*                          45,100           258
                                                  ------------
Total Telecommunications                                  258
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK                                ------------
  (COST $14,476)                                       18,017
----------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--1.4%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                       249,000   $       249
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $249)                                             249
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENT--1.0%
----------------------------------------------------------------
BlackRock TempCash Fund,
Institutional Shares                    176,733           177
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             ------------
  (COST $177)                                             177
----------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
  (COST $14,902)                                       18,443
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(2.0)%                (352)
                                                  ------------

NET ASSETS--100.0%                                $    18,091
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $224,349.
ADR-- American depositary receipt
Cl -- Class
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $14,998 and the unrealized appreciation and depreciation were $3,926 and $(481), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS

TURNER CONCENTRATED GROWTH FUND
December 31, 2004 (Unaudited)



                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.8%
----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--4.0%
----------------------------------------------------------------
Caterpillar                              15,200   $     1,482
                                                  ------------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                 1,482
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.5%
----------------------------------------------------------------
Research In Motion*                       6,880           567
                                                  ------------
Total Communications Equipment Manufacturing              567
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--5.5%
----------------------------------------------------------------
EMC*                                    136,330         2,027
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                           2,027
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--5.7%
----------------------------------------------------------------
Sun Microsystems*                       393,230         2,115
                                                  ------------
Total Computer Systems Design & Related Services        2,115
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--5.4%
----------------------------------------------------------------
eBay*                                    16,940         1,970
                                                  ------------
Total Electronic Shopping & Mail-Order Houses           1,970
                                                  ------------

----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--4.7%
----------------------------------------------------------------
CDW                                      26,170         1,736
                                                  ------------
Total Electronics & Appliance Stores                    1,736
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--9.4%
----------------------------------------------------------------
Google, Cl A*                             9,850         1,902
Juniper Networks*                        57,030         1,551
                                                  ------------
Total Information Services                              3,453
                                                  ------------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.3%
----------------------------------------------------------------
Transocean*                              20,270           859
                                                  ------------
Total Mining Support Activities                           859
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.2%
----------------------------------------------------------------
Roper Industries #                       13,360   $       812
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                 812
                                                  ------------

----------------------------------------------------------------
OIL & GAS EXTRACTION--3.2%
----------------------------------------------------------------
Apache                                   23,130         1,170
                                                  ------------
Total Oil & Gas Extraction                              1,170
                                                  ------------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--3.3%
----------------------------------------------------------------
Rockwell Automation                      24,220         1,200
                                                  ------------
Total Other General Purpose Machinery
Manufacturing                                           1,200
                                                  ------------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--5.2%
----------------------------------------------------------------
Coach*                                   34,180         1,928
                                                  ------------
Total Other Leather & Allied Product Manufacturing      1,928
                                                  ------------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--5.3%
----------------------------------------------------------------
International Game Technology            56,920         1,957
                                                  ------------
Total Other Miscellaneous Manufacturing                 1,957
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.4%
----------------------------------------------------------------
Gilead Sciences*                         56,470         1,976
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing           1,976
                                                  ------------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--3.6%
----------------------------------------------------------------
Morgan Stanley                           23,640         1,312
                                                  ------------
Total Security & Commodity Contracts
Intermediation & Brokerage                              1,312
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--26.1%
----------------------------------------------------------------
Advanced Micro Devices* #                81,240         1,789
Applied Materials*                       65,620         1,122
ASML Holding, NY Shares*                117,230         1,865
Sanmina-SCI*                            181,660         1,539
Texas Instruments                        72,540         1,786
Xilinx #                                 51,210         1,518
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                           9,619
                                                  ------------

SCHEDULE OF INVESTMENTS

TURNER CONCENTRATED GROWTH FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SOFTWARE PUBLISHERS--7.0%
----------------------------------------------------------------
McAfee*                                  27,240   $       788
Microsoft                                67,010         1,790
                                                  ------------
Total Software Publishers                               2,578
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $32,699)                                       36,761
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--7.7%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                     2,841,300         2,841
                                                  ------------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $2,841)                                         2,841
----------------------------------------------------------------

----------------------------------------------------------------
CASH EQUIVALENT--0.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
Institutional Shares                    129,746           130
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             ------------
  (COST $130)                                             130
----------------------------------------------------------------

TOTAL INVESTMENTS--107.9%                              39,732
  (COST $35,670)                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(7.9)%              (2,901)
                                                  ------------

NET ASSETS--100.0%                                $    36,831
                                                  ============
* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $2,723,007.
Cl -- Class
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $35,688 and the unrealized appreciation and depreciation were $4,259 and $(215), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--100.0%

----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--4.5%
----------------------------------------------------------------
Comverse Technology*                     15,780   $       386
NMS Communications*                      58,650           370
                                                  ------------
Total Commercial/Industrial Equipment Rental &
Leasing                                                   756
                                                  ------------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.0%
----------------------------------------------------------------
Polycom* #                               14,460           337
                                                  ------------
Total Communications Equipment Manufacturing              337
                                                  ------------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--5.6%
----------------------------------------------------------------
Apple Computer*                           9,490           611
EMC*                                     21,710           323
                                                  ------------
Total Computer & Peripheral Equipment
Manufacturing                                             934
                                                  ------------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--9.1%
----------------------------------------------------------------
Ixia* #                                  24,300           409
Sun Microsystems*                       122,850           661
Witness Systems* #                       25,380           443
                                                  ------------
Total Computer Systems Design & Related Services        1,513
                                                  ------------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--6.2%
----------------------------------------------------------------
Ariba* #                                 24,300           403
eBay*                                     5,340           621
                                                  ------------
Total Electronic Shopping & Mail-Order Houses           1,024
                                                  ------------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.4%
----------------------------------------------------------------
Lam Research* #                          13,700           396
                                                  ------------
Total Industrial Machinery Manufacturing                  396
                                                  ------------

----------------------------------------------------------------
INFORMATION SERVICES--16.6%
----------------------------------------------------------------
Ask Jeeves* #                            13,450           360
CNET Networks* #                         33,230           373
eLong ADR* #                             21,000           392
Google, Cl A*                             2,270           438
Internet Capital Group* #                39,400           355
Juniper Networks*                        21,010           571
Yahoo!*                                   7,090           267
                                                  ------------
Total Information Services                              2,756
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2004 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.9%
----------------------------------------------------------------
Cogent*                                  14,660   $       484
                                                  ------------
Total Investigation & Security Services                   484
                                                  ------------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--3.0%
----------------------------------------------------------------
Monster Worldwide*                       14,990           504
                                                  ------------
Total Management, Scientific & Technical
Consulting Services                                       504
                                                  ------------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--5.0%
----------------------------------------------------------------
Fisher Scientific International*          5,620           351
Viisage Technology* #                    53,250           480
                                                  ------------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                 831
                                                  ------------

----------------------------------------------------------------
OIL & GAS EXTRACTION--5.0%
----------------------------------------------------------------
Range Resources                          12,430           254
Ultra Petroleum*                          5,490           264
XTO Energy                                9,010           319
                                                  ------------
Total Oil & Gas Extraction                                837
                                                  ------------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--3.5%
----------------------------------------------------------------
Coach*                                   10,340           583
                                                  ------------
Total Other Leather & Allied Product Manufacturing        583
                                                  ------------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.8%
----------------------------------------------------------------
Gilead Sciences*                          9,340           327
MGI Pharma*                              16,640           466
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing             793
                                                  ------------

----------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL & SYNTHETIC FIBERS
MANUFACTURING--1.8%
----------------------------------------------------------------
Lyondell Chemical                        10,310           298
                                                  ------------
Total Resin, Synthetic Rubber, Artificial &
Synthetic Fibers Manufacturing                            298
                                                  ------------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--12.9%
----------------------------------------------------------------
Advanced Micro Devices*                  15,440           340
Cymer*                                    8,220           243

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2004 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING
(CONTINUED)
----------------------------------------------------------------
Marvell Technology Group*                13,780   $       489
PMC - Sierra*                            42,520           478
Sanmina-SCI*                             69,880           592
                                                  ------------
Total Semiconductor & Other Electronic Component
Manufacturing                                           2,142
                                                  ------------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--7.9%
----------------------------------------------------------------
Citrix Systems*                          13,630           335
F5 Networks* #                           10,720           522
VeriSign* #                              13,580           455
                                                  ------------
Total Software Publishers                               1,312
                                                  ------------

----------------------------------------------------------------
SOUND RECORDING INDUSTRIES--1.6%
----------------------------------------------------------------
DreamWorks Animation SKG, Cl A*           7,180           269
                                                  ------------
Total Sound Recording Industries                          269
                                                  ------------

----------------------------------------------------------------
TELECOMMUNICATIONS--2.0%
----------------------------------------------------------------
Sonus Networks* #                        58,590           336
                                                  ------------
Total Telecommunications                                  336
                                                  ------------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--3.2%
----------------------------------------------------------------
Wynn Resorts*                             7,840           525
                                                  ------------
Total Traveler Accommodation                              525
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK                                ------------
  (COST $13,504)                                       16,630
----------------------------------------------------------------

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--27.2%**
----------------------------------------------------------------
Boston Global Investment Trust--
Quality Portfolio                     4,518,100         4,518
                                                  ------------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           ------------
  (COST $4,518)                                         4,518
----------------------------------------------------------------

TOTAL INVESTMENTS--127.2%
  (COST $18,022)                                       21,148
                                                  ------------

OTHER ASSETS AND LIABILITIES, NET--(27.2)%             (4,527)
                                                  ------------

NET ASSETS--100.0%                                $    16,621
                                                  ============

* Non-income producing security
# Security fully or partially on loan at December 31, 2004. The total value of securities on loan at December 31, 2004, was $4,226,490.
Cl -- Class
ADR -- American Depositary Receipt
** The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

At December 31, 2004, the tax basis cost of the Fund's investments was $18,046 and the unrealized appreciation and depreciation were $3,208 and $(106), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

 (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Turner Funds


By (Signature and Title)*                  /s/ Thomas R. Trala, Jr.
                                           -------------------------------------
                                           Thomas R. Trala, Jr., President & CEO

Date February 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           /s/ Thomas R. Trala, Jr.
By (Signature and Title)*                  -------------------------------------
                                           Thomas R. Trala, Jr., President & CEO

Date February 3, 2005
                                           /s/ Peter J. Golden
By (Signature and Title)                   -------------------------------------
                                           Peter J. Golden, Controller & CFO

Date February 3, 2005

* Print the name and title of each signing officer under his or her signature.